FEDERATED ASIA PACIFIC GROWTH FUND
FEDERATED EMERGING MARKETS FUND
FEDERATED EUROPEAN GROWTH FUND
FEDERATED INTERNATIONAL SMALL COMPANY FUND
FEDERATED LATIN AMERICAN GROWTH FUND

(Portfolios of World Investment Series, Inc.)
Class A Shares
Class B Shares
Class C Shares


SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED JANUARY 31, 1996 (AS SUPPLEMENTED ON MAY 8, 1996)
In the section entitled `Determining Net Asset Value,'' within the sub-section entitled `Determining Market Value of Securities,'' please delete the text next to the second bullet-point and replace it with the following:
`in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;''

                                                          November 13, 1996



FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779


Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 981487507
Cusip 981487606
Cusip 981487705
Cusip 981487804
Cusip 981487887
Cusip 981487879
Cusip 981487861
Cusip 981487853
Cusip 981487846
Cusip 981487838
Cusip 981487820
Cusip 981487812
Cusip 981487796
Cusip 981487788
Cusip 981487770
G01739-06 (11/96)